Consolidated Balance Sheets Detail - Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	$ 1,273	$ 1,744
Accumulated amortization	1,182	1,332
Net book value	91	412
Depreciation	76	124	$ 184
Land
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	0	26
Buildings, leasehold improvements and other
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	101	397
BlackBerry operations and other information technology
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	1,070	1,183
Manufacturing equipment, research and development equipment and tooling
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	87	120
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	$ 15	$ 18